GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Goodwill
Goodwill, Beginning Balance	$ 315,038	$ 252,193
Acquisitions	34,833	74,503
Purchase Accounting Adjustments	(9,041)	(10,680)
Impairments	(2,480)
Foreign Exchange, Net	(1,030)	(978)
Goodwill, Ending Balance	337,320	315,038	$ 252,193
Retail
Goodwill
Goodwill, Beginning Balance	73,376	61,943
Acquisitions	10,971	13,115
Purchase Accounting Adjustments	293	(1,682)
Goodwill, Ending Balance	84,640	73,376	61,943
Packaging
Goodwill
Goodwill, Beginning Balance	128,541	87,827
Acquisitions	23,862	43,006
Purchase Accounting Adjustments	(3,494)	(2,292)
Goodwill, Ending Balance	148,909	128,541	87,827
Construction
Goodwill
Goodwill, Beginning Balance	89,000	90,729
Acquisitions		4,502
Purchase Accounting Adjustments	(1,074)	(6,228)
Foreign Exchange, Net	(256)	(3)
Goodwill, Ending Balance	87,670	89,000	90,729
Construction | Commercial
Goodwill
Impairments			(11,500)
All Other
Goodwill
Goodwill, Beginning Balance	24,121	11,694
Acquisitions		13,880
Purchase Accounting Adjustments	(4,766)	(478)
Impairments	(2,480)
Foreign Exchange, Net	(774)	(975)
Goodwill, Ending Balance	$ 16,101	$ 24,121	$ 11,694